Bank Premises, Furniture, Fixtures and Equipment - Summary of Lease Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Operating lease cost	$ 473	$ 370
Short-term lease cost	23	23
Variable Lease, Cost	0
Total lease cost	$ 496	$ 393